Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.60%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.80%)